RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
Schedule of transactions with related parties

	December 31,
	2020	2019
Statements of financial position:
Advances given for property, plant and equipment	1,109	3,866
Right-of-use assets	4,957	4,526
Other investments	529	149
Accounts receivable, non-current	5,209	10,787
Bank loans to customers, non-current	2,856	4,150
Accounts receivable, current	8,980	5,872
Bank loans to customers, current	5,162	1,677
Short-term investments	3	246
Advances paid and prepaid expenses	1,526	—
Cash and cash equivalents	321	282
Loans receivable, non-current	11	—
Lease obligations, non-current	4,878	5,160
Bank deposits and liabilities, non-current	124	153
Dividends payable	3	11,747
Accounts payable, current	3,146	558
Loans receivable, current	1,792	688
Lease obligations, current	738	763
Bank deposits and liabilities, current	52,248	41,198

	2020	2019	2018
Statements of profit or loss
Revenue	5,832	4,932	4,352
Cost of services	2,842	3,237	1,696
Selling, general and administrative expenses	2,694	3,188	2,948
Other operating income / (expense)	2,147	5,190	878
Other expense	278	—	—
Finance income / (loss)	1,289	1,662	1,398
Interest expenses under lease arrangements	442	447	135

Schedule of investments in related parties

Balances of related parties’ transactions as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Advances for property, plant and equipment:
Sistema's subsidiaries	1,096	2,501
Sistema's associates	13	1,365
Total advances for property, plant and equipment, related parties	1,109	3,866

Carrying value of right-of-use assets:
Sistema's subsidiaries	4,845	4,386
Sistema's associates	93	108
The Group’s associates	11	26
Other related parties	8	6
Total carrying value of right-of-use assets, related parties	4,957	4,526

Other investments:
Sistema's subsidiaries	253	—
The Group’s associates	74	—
Total other investments, related parties	327	—

Other investments in shares:
Sistema's subsidiaries	117	149
The Group’s associates	85	—
Total investments in shares, related parties	202	149

Accounts receivable, non-current:
Sistema's subsidiaries	5,209	8,153
Sistema, parent company	—	2,634
Total accounts receivable, non-current, related parties	5,209	10,787

Bank loans to customers, non-current:
Sistema's subsidiaries	1,480	1,277
Sistema's associates	1,376	2,873
Total bank loans to customers, related parties, non-current	2,856	4,150

Accounts receivable, current:
Sistema's subsidiaries	4,571	2,652
Sistema, parent company	2,829	2,634
The Group’s associates	1,397	562
Sistema's associates	57	22
Other related parties	126	2
Total accounts receivable from related parties, current	8,980	5,872

Bank loans to customers, current:
Sistema's associates	2,819	105
Sistema, parent company	1,831	1,440
Sistema's subsidiaries	464	81
Key management personnel of the Group and its parent	48	51
Total bank loans to customers, related parties, current	5,162	1,677

Short-term investments:
Sistema's subsidiaries	3	246
Total short-term investments in related parties	3	246

Advances paid and prepaid expenses:
Sistema's subsidiaries	1,518	—
Other related parties	8	—
Total advances paid and prepaid expenses, related parties	1,526	—

Loans receivable, non-current:
Sistema's subsidiaries	11	—
Total loans receivable to related parties, non-current	11	—

Lease obligations, non-current:
Sistema's subsidiaries	4,801	5,069
Sistema's associates	66	81
The Group’s associates	4	5
Other related parties	7	5
Total lease obligations, related parties, non-current	4,878	5,160

Bank deposits and liabilities, non-current:
Key management personnel	124	153
Total bank deposits and liabilities, related parties, non-current	124	153

Dividends payable:
Sistema's subsidiaries	3	3,338
Sistema, parent company	—	8,409
Total dividends payable, related parties	3	11,747

Accounts payable, current:
Sistema's subsidiaries	1,631	290
The Group’s associates	958	154
Sistema's associates	553	114
Other related parties	4	—
Total accounts payable to related parties, current	3,146	558

Loans receivable, current:
The Group’s associates	1,776	688
Sistema's subsidiaries	16	—
Total loans receivable to related parties, current	1,792	688

Lease obligations, current:
Sistema's subsidiaries	724	743
Sistema's associates	13	17
The Group’s associates	1	3
Total lease obligations, related parties, current	738	763

Bank deposits and liabilities, current:
Key management personnel of the Group and its parent	34,708	31,481
Sistema's subsidiaries	10,752	4,030
Sistema, parent company	3,218	242
Sistema's associates	2,689	2,502
The Group’s associates	415	2,679
Other related parties	466	264
Total bank deposits and liabilities, related parties, current	52,248	41,198

Schedule of revenue and operating transactions with related parties

	2020	2019	2018
Revenues from related parties:
Sistema's subsidiaries	4,371	3,740	2,057
Sistema's associates	615	407	47
The Group's associates	418	550	2,098
Sistema, parent company	143	127	80
Other related parties	285	108	70
Total revenues from related parties	5,832	4,932	4,352

Cost of services:
Key management personnel of the Group and its parent	1,830	1,973	705
Sistema's subsidiaries	599	507	441
Sistema, parent company	141	377	289
The Group’s associates	127	139	32
Sistema's associates	126	135	120
Other related parties	19	106	109
Total cost of services incurred on transactions with related parties	2,842	3,237	1,696

Selling, general and administrative expenses:
Key management personnel of the Group and its parent	2,003	2,372	1,370
Sistema's subsidiaries	625	672	316
The Group’s associates	30	91	1,218
Sistema's associates	(2)	25	21
Other related parties	38	28	23
Total selling, general and administrative expenses incurred on transactions with related parties	2,694	3,188	2,948

Other operating income / (expense):
Sistema's subsidiaries	2,160	5,203	865
Sistema's associates	(17)	(19)	1
The Group's associates	4	6	7
Sistema, parent company	—	—	5
Total Other operating income / (expense) incurred on transactions with related parties	2,147	5,190	878

Other expense:
The Group’s associates	278	—	—
Total other expense from related parties	278	—	—

Finance income / (loss):
Sistema's subsidiaries	1,058	821	472
Sistema, parent company	295	367	4
The Group's associates	(64)	474	922
Total finance income from related parties	1,289	1,662	1,398

Interest expense accrued on those finance lease obligations:
Sistema's subsidiaries	434	438	133
Sistema's associates	7	8	—
The Group’s associates	1	1	2
Total Interest expense accrued on those finance lease obligations, related parties	442	447	135

Schedule of finance income from related parties

During the years 2020, 2019 and 2018, the Group acquired property, plant and equipment and intangible assets from related party in the amount of:

	2020	2019	2018
Purchases of property, plant and equipment, intangible assets and other assets:
Sistema's subsidiaries	6,299	410	9
Sistema's associates	3,324	656	6,610
The Group's associates	127	178	28
Other related parties	112	—	—
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	9,862	1,244	6,647